Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Macro Agro SAU [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 53,200	$ 149,172
Subsidiaries [member] | Macro Securities SAU [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	12,464,865	47,118,241
Associates [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	901,801
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	6,970,588	8,193,389
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 162,136,926	$ 112,177,914